10a. Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2014
A. Valuation And Qualifying Accounts Tables
Schedule of Allowance for Doubtful Accounts
	Year Ended December 31,
	2014	2013
Beginning balance	$18	$12
Additions / (Adjustments)	58	6
Balance	$76	$18

Schedule of Inventory Reserves
	Year Ended December 31,
	2014	2013
Beginning balance	$184	$52
Additions / (Adjustments)	(40)	132
Balance	$144	$184